Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 954	$ 903
Payroll-related accruals	535	435
Income and other taxes	388	309
Accrued charges	288	309
Accrued interest	201	158
Operating lease liabilities	125	108
Personal injury and other claims provisions	45	75
Environmental provisions	41	38	$ 46
Other postretirement benefits liability	14	14
Contract liabilities	12	74
Other	182	189
Total accounts payable and other	$ 2,785	$ 2,612